SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Commercial Paper — 98.2%
	Ameren Corp.,
	4.564% due 1/2/2025	$20,000,000	$ 20,000,000
	4.726% due 1/7/2025	7,000,000	6,995,479
	4.727% due 1/9/2025	2,000,000	1,998,192
	American Honda Finance Corp.,
	4.83% due 1/6/2025	47,000,000	46,975,299
	4.78% due 1/8/2025	1,000,000	999,217
	4.741% due 2/18/2025	2,000,000	1,987,884
	Archer-Daniels-Midland Co.,
[a]	4.473% due 1/3/2025	37,936,000	37,931,353
[a]	4.64% due 1/6/2025	4,000,000	3,997,969
[a]	AT&T, Inc., 4.732% due 1/30/2025	45,000,000	44,837,250
	Atlantic City Electric Co., 4.693% due 1/10/2025	49,000,000	48,949,693
[a]	AutoZone, Inc., 4.619% due 1/6/2025	46,000,000	45,976,744
	Avangrid, Inc.,
[a]	4.808% due 1/7/2025	1,000,000	999,344
[a]	4.597% due 1/6/2025	43,000,000	42,978,357
[a]	4.608% due 1/7/2025	2,367,000	2,365,508
[a]	Baxter International, Inc., 4.793% due 1/9/2025	44,000,000	43,959,789
	Bell Telephone Co. of Canada or Bell Canada,
[a,b]	4.836% due 1/3/2025	2,000,000	1,999,736
[a,b]	4.782% due 1/6/2025	4,250,000	4,247,781
[a,b]	4.783% due 1/9/2025	4,500,000	4,495,888
[a,b]	4.703% due 1/27/2025	687,000	684,796
[a,b]	4.76% due 1/27/2025	250,000	249,189
	Brown-Forman Corp.,
[a]	4.803% due 1/28/2025	3,125,000	3,114,392
[a]	4.676% due 1/15/2025	300,000	299,502
[a]	4.698% due 2/20/2025	6,980,000	6,936,297
[a,b]	Canadian National Railway Co., 4.801% due 1/9/2025	1,000,000	999,086
	Canadian Pacific Railway Co.,
[a,b]	4.794% due 1/8/2025	5,000,000	4,996,075
[a,b]	4.763% due 1/9/2025	350,000	349,682
[a,b]	4.783% due 1/14/2025	25,000,000	24,960,833
[a]	Cencora, Inc., 4.829% due 1/13/2025	47,000,000	46,931,785
	CenterPoint Energy Resources Corp.,
[a]	4.762% due 1/6/2025	4,000,000	3,997,920
[a]	4.778% due 1/6/2025	19,000,000	18,990,078
[a]	4.763% due 1/7/2025	1,000,000	999,350
[a]	4.788% due 1/8/2025	25,000,000	24,980,417
[a]	4.683% due 1/21/2025	1,000,000	997,572
	Cintas Corp. No. 2,
[a]	4.617% due 1/2/2025	15,000,000	15,000,000
[a]	4.651% due 1/2/2025	10,000,000	10,000,000
[a]	4.773% due 1/2/2025	5,000,000	5,000,000
[a]	4.566% due 1/9/2025	10,000,000	9,991,250
[a]	Commonwealth Edison Co., 4.564% due 1/2/2025	36,000,000	36,000,000
[a]	Consolidated Edison Co. of New York, Inc., 4.675% due 2/10/2025	20,000,000	19,900,767
[a]	Consolidated Edison, Inc., 4.601% due 1/2/2025	30,000,000	30,000,000
	Dell International LLC/EMC Corp., 4.617% due 1/7/2025	800,000	799,494
	Delmarva Power & Light Co., 4.63% due 1/13/2025	45,000,000	44,937,300
[a]	DTE Energy Co., 4.729% due 1/16/2025	4,250,000	4,242,315
[a]	Duke Energy Corp., 4.684% due 1/21/2025	565,000	563,628
	Enbridge U.S., Inc.,
[a]	4.835% due 1/3/2025	4,000,000	3,999,472
[a]	4.779% due 1/7/2025	2,000,000	1,998,694
[a]	4.778% due 1/9/2025	250,000	249,772
[a]	4.78% due 1/13/2025	500,000	499,282
[a]	4.71% due 1/21/2025	3,000,000	2,992,669
[a]	4.732% due 1/21/2025	37,891,000	37,798,009
	Equifax, Inc.,
[a]	4.702% due 1/24/2025	2,878,000	2,869,874
[a]	4.787% due 1/24/2025	500,000	498,564

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Evergy Kansas Central, Inc.,
[a]	4.84% due 1/6/2025	$14,000,000	$ 13,992,611
[a]	4.867% due 1/21/2025	25,000,000	24,937,063
	Evergy Missouri West, Inc.,
[a]	4.725% due 1/6/2025	5,000,000	4,997,417
[a]	4.787% due 1/6/2025	6,000,000	5,996,860
	Eversource Energy,
[a]	4.813% due 1/13/2025	16,000,000	15,976,876
[a]	4.818% due 1/22/2025	32,000,000	31,915,911
	Experian Finance plc,
[a,b]	4.643% due 1/15/2025	1,300,000	1,297,855
[a,b]	4.789% due 1/17/2025	5,000,000	4,990,208
[a,b]	4.816% due 1/22/2025	450,000	448,820
[a,b]	4.796% due 1/24/2025	20,000,000	19,942,556
[a]	Fiserv, Inc., 4.546% due 1/2/2025	25,000,000	25,000,000
[a]	Hitachi America Capital Ltd., 4.672% due 1/3/2025	47,000,000	46,993,994
[a]	HP, Inc., 4.62% due 1/13/2025	45,000,000	44,937,438
	Intercontinental Exchange, Inc.,
[a]	4.601% due 1/9/2025	10,000,000	9,991,192
[a]	4.621% due 1/9/2025	35,000,000	34,969,035
[a]	J.M. Smucker Co., 4.672% due 1/3/2025	47,000,000	46,993,994
	Keurig Dr. Pepper, Inc.,
[a]	4.78% due 1/9/2025	3,000,000	2,997,258
[a]	4.628% due 1/13/2025	11,000,000	10,984,707
[a]	4.685% due 1/13/2025	300,000	299,577
[a]	Komatsu Finance America, Inc., 4.533% due 1/16/2025	250,000	249,566
	Marriott International, Inc.,
[a]	4.777% due 1/22/2025	2,750,000	2,742,850
[a]	4.768% due 1/6/2025	1,000,000	999,479
[a]	4.702% due 1/9/2025	250,000	249,775
[a]	4.772% due 1/16/2025	3,000,000	2,994,540
	McCormick & Co., Inc.,
[a]	4.795% due 1/2/2025	23,000,000	23,000,000
[a]	4.577% due 1/28/2025	20,000,000	19,935,000
	Mitsubishi HC Finance America LLC, 4.791% due 1/10/2025	7,500,000	7,492,150
	Mohawk Industries, Inc.,
[a]	4.641% due 1/7/2025	13,500,000	13,491,431
[a]	4.672% due 1/9/2025	3,000,000	2,997,317
[a]	4.785% due 1/16/2025	18,000,000	17,967,100
	NSTAR Electric Co.,
	4.497% due 1/6/2025	9,000,000	8,995,570
	4.492% due 1/16/2025	20,000,000	19,965,622
	Oglethorpe Power Corp.,
[a]	4.815% due 1/3/2025	979,000	978,871
[a]	4.817% due 1/6/2025	1,901,000	1,900,001
[a]	4.829% due 1/6/2025	250,000	249,868
[a]	4.672% due 1/9/2025	500,000	499,553
[a]	4.787% due 1/14/2025	16,000,000	15,974,933
[a]	4.785% due 1/16/2025	30,000,000	29,945,167
	ONE Gas, Inc.,
[a]	4.786% due 1/2/2025	10,000,000	10,000,000
[a]	4.805% due 1/3/2025	1,000,000	999,869
[a]	4.805% due 1/6/2025	5,000,000	4,997,378
[a]	4.784% due 1/10/2025	2,000,000	1,997,911
[a]	4.727% due 1/14/2025	20,000,000	19,969,000
	PacifiCorp, 4.678% due 1/2/2025	40,000,000	40,000,000
	Penske Truck Leasing Co. LP,
	4.79% due 1/14/2025	20,750,000	20,717,492
	4.803% due 1/24/2025	6,000,000	5,982,767
	4.821% due 1/24/2025	11,400,000	11,367,117
	4.803% due 1/7/2025	5,000,000	4,996,722
	4.753% due 1/15/2025	5,000,000	4,991,568
	4.691% due 2/10/2025	1,000,000	995,017
[a]	PPL Capital Funding, Inc., 4.772% due 1/13/2025	48,000,000	47,931,213

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Rockwell Automation, Inc.,
[a]	4.533% due 1/2/2025	$14,000,000	$ 14,000,000
[a]	4.687% due 1/27/2025	15,000,000	14,952,083
	Ryder System, Inc.,
	4.625% due 1/8/2025	11,900,000	11,890,975
	4.693% due 1/9/2025	19,000,000	18,982,932
[a]	San Diego Gas & Electric Co., 4.80% due 1/2/2025	5,750,000	5,750,000
[a]	Sherwin-Williams Co., 4.781% due 1/13/2025	750,000	748,923
[a]	Southern California Edison Co., 4.931% due 1/8/2025	45,000,000	44,963,775
[a]	Southern California Gas Co., 4.673% due 1/3/2025	40,000,000	39,994,889
[a]	Southern Co. Gas Capital Corp., 4.757% due 1/21/2025	19,000,000	18,953,170
	Spire, Inc.,
[a]	4.84% due 1/2/2025	2,000,000	2,000,000
[a]	4.847% due 1/6/2025	1,000,000	999,472
[a]	4.83% due 1/8/2025	1,000,000	999,208
[a]	4.85% due 1/13/2025	10,000,000	9,985,486
[a]	4.836% due 1/3/2025	2,000,000	1,999,736
[a]	4.722% due 1/7/2025	1,072,000	1,071,308
[a]	4.777% due 1/7/2025	250,000	249,837
[a]	4.843% due 1/14/2025	15,000,000	14,976,250
[a]	4.794% due 1/15/2025	15,000,000	14,974,488
[a]	4.737% due 1/31/2025	1,000,000	996,254
	Telstra Group Ltd.,
[a,b]	4.798% due 1/10/2025	7,680,000	7,671,979
[a,b]	4.802% due 1/31/2025	13,266,000	13,215,773
[a,b]	4.843% due 1/31/2025	250,000	249,043
[a,b]	TELUS Corp., 4.812% due 1/16/2025	1,000,000	998,164
	Toyota Motor Credit Corp., 4.569% due 1/7/2025	100,000	99,938
[a]	Waste Management, Inc., 4.783% due 1/13/2025	49,000,000	48,929,631
	Williams Cos., Inc.,
	4.751% due 1/3/2025	11,800,000	11,798,466
	4.662% due 1/9/2025	2,000,000	1,998,215
	4.672% due 1/9/2025	35,000,000	34,968,694
	Wisconsin Gas LLC, 4.663% due 1/10/2025	25,000,000	24,974,500
	Total Commercial Paper (Cost $1,785,154,955)		1,785,154,955
	Mutual Fund — 0.4%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.40%,	7,017,548	7,017,548
	Total Mutual Fund (Cost $7,017,548)		7,017,548
	Total Investments — 98.6% (Cost $1,792,172,503)		$1,792,172,503
	Other Assets Less Liabilities — 1.4%		26,220,085
	Net Assets — 100.0%		$1,818,392,588

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $1,381,294,652, representing 75.96% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2024.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.